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                           CONNECTICUT TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                            VIRGINIA TAX-EXEMPT FUND

                     Supplement Dated January 10, 2005 to the
                       Prospectus Dated December 9, 2004


     The last sentence of the fourth paragraph in the section "Principal Investment Strategies -- State Tax-Exempt Funds," which appears on page 2 of the Prospectus, is deleted.

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                           CONNECTICUT TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                            VIRGINIA TAX-EXEMPT FUND

                     Supplement Dated January 10, 2005 to the
             Statement of Additional Information Dated December 9, 2004

     The last sentence of the fifth paragraph in the section "Money Market Instruments and Investment Strategies," which appears on page 5 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

      "Each Fund may purchase such securities."